Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure Of Defined Benefit Plans Explanatory

Defined benefit plans
USD m Swiss plan UK plan US and German plans Total
31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Defined benefit obligation at the beginning of the year 12,539 15,480 2,166 4,105 1,375 1,740 16,080 21,324
Current service cost 236 240 0 0 5 5 241 244
Interest expense 287 195 109 67 61 35 457 297
Plan participant contributions 163 154 0 0 0 0 163 154
Remeasurements 1,901 (2,424) 96 (1,474) 33 (267) 2,031 (4,165)
of which: actuarial (gains) / losses due to changes in demographic assumptions
45 2 (75) (6) (2) 1 (31) (3)
of which: actuarial (gains) / losses due to changes in financial assumptions
1,168 (2,653) 36 (1,575) 37 (279) 1,241 (4,506)
of which: experience (gains) / losses
1
688 226 135 107 (3) 11 820 344
Past service cost related to plan amendments 0 0 0 0 0 0 0 0
Curtailments (3) (13) 0 0 0 0 (3) (13)
Benefit payments (662) (796) (107) (123) (110) (111) (880) (1,030)
Other movements 0 (5) 0 0 0 0 0 (5)
Foreign currency translation 1,288 (291) 114 (408) 9 (28) 1,411 (727)
Defined benefit obligation at the end of the year 15,748 12,539 2,379 2,166 1,373 1,375 19,500 16,080 of which: amounts owed to active members 9,336 7,103 73 65 209 169 9,618 7,336 of which: amounts owed to deferred members 0 0 950 656 527 528 1,478 1,184 of which: amounts owed to retirees 6,412 5,436 1,356 1,445 636 678 8,404 7,560 of which: funded plans 15,748 12,539 2,379 2,166 979 1,011 19,106 15,717 of which: unfunded plans 0 0 0 0 394 363 394 363
Fair value of plan assets at the beginning of the year 16,957 19,196 2,488 4,297 1,039 1,329 20,484 24,821
Return on plan assets excluding interest income 513 (1,942) 65 (1,312) 26 (223) 603 (3,476)
Interest income 393 274 126 70 48 31 568 376
Employer contributions

290 401 19 5 17 16 327 422
Plan participant contributions 163 154 0 0 0 0 163 154
Benefit payments (662) (796) (107) (123) (110) (111) (880) (1,030)
Administration expenses, taxes and premiums paid (8) (7) 0 0 (4) (3) (12) (11)
Other movements 2 (1) 0 0 0 0 2 (1)
Foreign currency translation 1,685 (322) 130 (450) 0 0 1,815 (772)
Fair value of plan assets at the end of the year 19,333 16,957 2,720 2,488 1,017 1,039 23,070 20,484
Surplus / (deficit) 3,585 4,418 341 321 (356) (335) 3,570 4,404
Asset ceiling effect at the beginning of the year 4,418 3,716 0 0 0 0 4,418 3,716
Interest expense on asset ceiling effect 102 77 0 0 0 0 102 77
Asset ceiling effect excluding interest expense and foreign currency translation on
asset ceiling effect (1,332) 656 0 0 0 0 (1,332) 656
Foreign currency translation 397 (31) 0 0 0 0 397 (31)
Asset ceiling effect at the end of the year 3,585 4,418 0 0 0 0 3,585 4,418
Net defined benefit asset / (liability) of major plans 0 0 341 321 (356) (335) (15) (14)
Net defined benefit asset / (liability) of remaining plans (90) (80)
Total net defined benefit asset / (liability) (105) (94)
of which: Net defined benefit asset 383 355
of which: Net defined benefit liability
2
(487) (449)
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Refer to Note 18c.

Income statement – expenses related to defined benefit plans
1
USD m Swiss plan UK plan US and German plans Total
For the year ended 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Current service cost 236 240 0 0 5 5 241 244
Interest expense related to defined benefit obligation 287 195 109 67 61 35 457 297
Interest income related to plan assets (393) (274) (126) (70) (48) (31) (568) (376)
Interest expense on asset ceiling effect 102 77 0 0 0 0 102 77
Administration expenses, taxes and premiums paid 8 7 0 0 4 3 12 11
Past service cost related to plan amendments 0 0 0 0 0 0 0 0
Curtailments (3) (13) 0 0 0 0 (3) (13)
Net periodic expenses recognized in net profit for major plans 236 230 (17) (3) 22 12 241 239
Net periodic expenses recognized in net profit for remaining plans
2
19 17
Total net periodic expenses recognized in net profit 259 256
1 Refer to Note 6.

2 Includes differences between actual and estimated performance award accruals.

Other comprehensive income – gains / (losses) on defined benefit plans

USD m Swiss plan UK plan US and German plans Total
For the year ended 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Remeasurement of defined benefit obligation (1,901) 2,424 (96) 1,474 (33) 267 (2,031) 4,165 of which: change in discount rate assumption (1,332) 3,078 (69) 1,451 (33) 317 (1,434) 4,846 of which: change in rate of pension increase assumption 0 0 34 123 1 (5) 34 118 of which: change in rate of interest credit on retirement savings assumption
207 (408) 0 0 (9) (82) 198 (490)
of which: change in life expectancy 0 0 75 5 0 (1) 75 4
of which: change in other actuarial assumptions (88) (19) 0 1 5 48 (83) 30 of which: experience gains / (losses)
1
(688) (226) (135) (107) 3 (11) (820) (344)
Return on plan assets excluding interest income 513 (1,942) 65 (1,312) 26 (223) 603 (3,476)
Asset ceiling effect excluding interest expense and foreign currency translation
1,332 (656) 0 0 0 0 1,332 (656)
Total gains / (losses) recognized in other comprehensive income for major plans (56) (173) (31) 162 (8) 43 (95) 32
Total gains / (losses) recognized in other comprehensive income for remaining plans (8) 8
Total gains / (losses) recognized in other comprehensive income
2
(103) 40
1 Experience (gains) /

losses are a component

of actuarial remeasurements of

the defined benefit obligation

and reflect the effects

of differences between

the previous actuarial assumptions

and what has actually
occurred.

2 Refer to the “Statement of comprehensive income”.

Disclosure of maturity analysis of expected benefit payments [text block]

Swiss plan UK plan US and German plans
1
31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Duration of the defined benefit obligation (in years) 14.1 13.4 14.5 13.7 7.8 7.9
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 811 702 137 107 133 123
Benefits expected to be paid between 1 and 3 years 1,627 1,445 256 234 235 232
Benefits expected to be paid between 3 and 6 years 2,552 2,183 415 384 336 335
Benefits expected to be paid between 6 and 11 years 4,233 3,751 721 667 502 502
Benefits expected to be paid between 11 and 16 years 3,878 3,519 723 667 376 388
Benefits expected to be paid in more than 16 years 13,751 13,243 2,703 2,570 417 516
1 The duration of the defined benefit obligation represents a weighted average across US and

German plans.

Disclosure of actuarial assumptions [text block]

Significant actuarial assumptions of

defined benefit
plans
Swiss plan UK plan US plans German plans
In % 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Discount rate 1.48 2.34 4.79 5.02 4.72
1
4.92
1
3.28 3.81
Rate of pension increase 0.00 0.00 3.00 3.08 0.00 0.00 2.10 2.20
Rate of interest credit on retirement savings

2.48 3.39 0.00 0.00 6.28
2
5.73
2
0.00 0.00
1 Represents weighted average across US pension plans.

2 Only applicable to one of the UBS US pension plans

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory

Sensitivity analysis of significant actuarial

assumptions
1
Increase / (decrease) in defined benefit obligation Swiss plan UK plan US and German plans
USD m 31.12.23 31.12.22 31.12.23 31.12.22 31.12.23 31.12.22
Discount rate
Increase by 50 basis points (857) (641) (164) (141) (50) (51)
Decrease by 50 basis points 973 723 183 157 54 55
Rate of pension increase
Increase by 50 basis points 639 487 137 127 4 4
Decrease by 50 basis points –
2
–
2
(129) (118) (4) (3)
Rate of interest credit on retirement savings
Increase by 50 basis points 144 106 –
3
–
3
9 9
Decrease by 50 basis points (144) (106) –
3
–
3
(8) (8)
Life expectancy
Increase in longevity by one additional year 416 304 78 65 39 39
1 The sensitivity analyses are based on a change in one

assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0
% as of 31 December 2023 and as of 31 December 2022, a downward change in assumption is not applicable.

3 As the UK plan does not provide interest credits on retirement savings,

a change in
assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]

Composition and fair value of plan assets
Swiss defined benefit plan
31.12.23 31.12.22
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 62 0 62 0 183 0 183 1
Real estate / property
Domestic 0 2,426 2,426 13 0 2,130 2,130 13
Foreign 0 576 576 3 0 517 517 3
Investment funds
Equity

Domestic 489 0 489 3 418 0 418 2
Foreign 3,283 1,244 4,526 23 2,794 1,222 4,017 24
Bonds
1
Domestic, AAA to BBB– 2,605 0 2,605 13 2,117 0 2,117 12
Foreign, AAA to BBB– 4,073 0 4,073 21 3,395 0 3,395 20
Foreign, below BBB– 668 0 668 3 598 0 598 4
Real estate
Foreign 0 45 45 0 0 0 0 0
Other 1,094 1,910 3,004 16 867 1,997 2,864 17
Other investments 378 481 859 4 351 367 718 4
Total fair value of plan assets 12,652 6,681 19,333 100 10,724 6,233 16,957 100
31.12.23 31.12.22
Total fair value of plan assets 19,333 16,957
of which:
2
Bank accounts at UBS Group AG 69 189
UBS Group AG debt instruments 116 28
UBS Group AG shares 26 15
Securities lent to UBS Group AG
3
467 489
Property occupied by UBS Group AG 61 51
Derivative financial instruments, counterparty UBS Group
AG 3 302 43
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent investment

grade and non-investment grade ratings,

respectively. In cases where credit

ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed

in the

table encompass

both direct

investments in

UBS AG

instruments and

UBS Group

AG shares

and indirect

investments, i.e.,

those made

through funds

that the

pension fund

invests in.

3 Securities lent to UBS AG and derivative

financial instruments are presented gross of any

collateral. Securities lent to UBS AG

were fully covered by collateral as

of 31 December 2023 and 31 December 2022.

Net
of collateral, derivative financial instruments amounted to negative USD 19 m as of 31 December 2023 (31 December 2022: negative USD 5 m).

Composition and fair value of plan assets

(continued)
UK defined benefit plan
31.12.23 31.12.22
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents (27) 0 (27) (1) 104 0 104 4
Bonds
1
Domestic, AAA to BBB– 2,375 0 2,375 87 1,729 0 1,729 69
Foreign, AAA to BBB– 357 0 357 13 297 0 297 12
Foreign, below BBB– 0 0 0 0 7 0 7 0
Investment funds
Equity

Domestic 9 3 12 0 19 3 22 1
Foreign 234 0 234 9 366 0 366 15
Bonds
1
Domestic, AAA to BBB– 310 38 348 13 367 90 457 18
Domestic, below BBB– 6 0 6 0 1 0 1 0
Foreign, AAA to BBB– 97 0 97 4 90 0 90 4
Foreign, below BBB– 93 0 93 3 114 0 114 5
Real estate
Domestic 61 0 61 2 64 0 64 3
Foreign 4 12 16 1 6 31 36 1
Other 64 0 64 2 (280) 0 (280) (11)
Repurchase agreements (947) 0 (947) (35) (612) 0 (612) (25)
Other investments 15 16 31 1 66 27 94 4
Total fair value of plan assets 2,652 69 2,720 100 2,336 151 2,488 100
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent

investment grade and non-investment grade

ratings, respectively. In

cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

US and German defined benefit
plans
31.12.23 31.12.22
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 4 0 4 0 7 0 7 1
Equity
Domestic 54 0 54 5 55 0 55 5
Foreign 23 0 23 2 24 0 24 2
Bonds
1
Domestic, AAA to BBB– 308 0 308 30 359 0 359 35
Domestic, below BBB– 3 0 3 0 4 0 4 0
Foreign, AAA to BBB– 51 0 51 5 74 0 74 7
Foreign, below BBB– 2 0 2 0 3 0 3 0
Investment funds
Equity

Domestic 25 0 25 2 27 0 27 3
Foreign 43 0 43 4 33 0 33 3
Bonds
1
Domestic, AAA to BBB– 271 0 271 27 266 0 266 26
Domestic, below BBB– 172 0 172 17 109 0 109 10
Foreign, AAA to BBB– 4 0 4 0 2 0 2 0
Foreign, below BBB– 6 0 6 1 5 0 5 0
Real estate
Domestic 0 9 9 1 0 11 11 1
Other 49 0 49 5 54 0 54 5
Other investments (8) 1 (7) (1) 5 1 6 1
Total fair value of plan assets 1,007 10 1,017 100 1,027 12 1,039 100
1 The bond credit ratings are

primarily based on S&P’s credit ratings.

Ratings AAA to BBB– and below BBB– represent

investment grade and non-investment grade

ratings, respectively. In

cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure of actuarial assumptions [text block]

Mortality tables and life expectancies for

major plans
Life expectancy at age 65 for a male member currently
aged 65 aged 45
Country Mortality table 31.12.23 31.12.22 31.12.23 31.12.22
Switzerland BVG 2020 G with CMI 2022 projections
1
21.8 21.7 23.5 23.4
UK S3PA with CMI 2022 projections
2
22.2 23.5 23.4 24.6
USA Pri-2012 with MP-2021 projection scale 22.0 22.0 23.4 23.3
Germany Dr. K. Heubeck 2018 G 20.8 20.6 23.5 23.4
Life expectancy at age 65 for a female member currently
aged 65 aged 45
Country Mortality table 31.12.23 31.12.22 31.12.23 31.12.22
Switzerland BVG 2020 G with CMI 2022 projections
1
23.5 23.5 25.1 25.1
UK S3PA with CMI 2022 projections
2
24.0 25.0 25.7 26.4
USA Pri-2012 with MP-2021 projection scale 23.5 23.4 24.8 24.8
Germany Dr. K. Heubeck 2018 G 24.2 24.0 26.4 26.3
1 In 2022, BVG 2020 G with CMI 2021 projections was used.

2 In 2022, S3PA with CMI 2021 projections was used.